Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Cash at banks and in hand*	85,631	34,696	533
Short-term deposits	11,571	7,496	115

	97,202	42,192	648

*	Include ₹ 75,437 million and ₹ 16,459 million ($ 253 million) as at March 31, 2017 and March 31, 2018 respectively in unpaid dividend account of the subsidiary, attributable to the Company’s shareholding which has been remitted post year end.